Postretirement Healthcare Amount Included in Accumulated Other Comprehensive Income (Detail) (Other Postretirement Plan, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Postretirement Plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Actuarial Gain	$ (6.0)	$ (9.1)
Prior Service Benefit		(2.9)
Gross Amount in Accumulated Other Comprehensive Income	(6.0)	(12.0)
Income Tax Effect	(2.3)	(4.5)
Net Amount in Accumulated Other Comprehensive Income	$ (3.7)	$ (7.5)